Income taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes

Note 27.       Income taxes

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

In the years up until and including 2021, the Group recorded a valuation allowance for the full amount of its deferred tax assets. However, in view of the Group’s income before income tax in the year ended December 31, 2022, and of the anticipated future taxable income per management’s forecast, the Group assessed that the recoverability of its deferred tax assets partially satisfied the “more likely than not” recognition criterion under ASC 740 as at December 31, 2022 and, therefore, partially reversed the valuation allowance previously recorded.

As at June 30, 2024, the Group assessed that the recoverability of its deferred tax assets still partially satisfied the “more likely than not” recognition criteria under ASC 740, but that it would spread over more years than initially calculated. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance and assessed that the valuation allowance should be increased to reflect the expected delay in the recoverability of its deferred tax assets, as reflected in the tables below.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Switzerland	-	-
Foreign	1,775	3,077
Deferred income tax assets / (liabilities)	1,775	3,077

Deferred tax assets and liabilities	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Defined benefit accrual	(3)	(3)
Tax loss carryforwards	6,710	4,468
Add back loss carryforwards used for the debt remission	803	828
Valuation allowance	(5,735)	(2,216)
Deferred tax assets / (liabilities)	1,775	3,077